Investments In Affiliated Companies, Partnerships And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investment at fair value			$ 24,862	$ 55,098
Company F
Schedule of Equity Method Investments [Line Items]
Investment at fair value			0	17,155
Net gain related to revaluation			$ 970	1,500	$ 2,500
Company F | Elbit Systems Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage			35.00%
Company G
Schedule of Equity Method Investments [Line Items]
Investment at fair value			$ 7,301	19,410
Additional investment		$ 1,400			1,400
Company H
Schedule of Equity Method Investments [Line Items]
Investment at fair value			0	972
Company I
Schedule of Equity Method Investments [Line Items]
Investment at fair value			13,561	13,561
Net gain related to revaluation			$ (118)
Company I | Elbit Systems Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage			6.00%
Company J
Schedule of Equity Method Investments [Line Items]
Investment at fair value			$ 4,000	4,000
Net gain related to revaluation	$ (2,000)	$ 4,000	$ 0
Company J | Elbit Systems Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage			25.00%
Company D
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation					6,900
Proceeds from sale			$ 13,500
Realized investment gains (losses)			3,600
Company E
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation			14,900	1,300	$ (3,200)	$ (4,800)
Additional investment			$ 2,800	$ 3,600